Transactions and Balances with Related Parties - Payments on behalf of the Group (Details) - Management Company - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions and Balances with Related Parties
Payments on behalf of Group	$ 41,305,924	$ 35,289,715	$ 39,820,733
Crew wages
Transactions and Balances with Related Parties
Payments on behalf of Group	21,043,047	18,572,373	22,411,827
Other crew expenses
Transactions and Balances with Related Parties
Payments on behalf of Group	3,639,086	3,357,800	3,555,432
Stores
Transactions and Balances with Related Parties
Payments on behalf of Group	3,864,683	3,098,044	2,999,210
Technical expenses
Transactions and Balances with Related Parties
Payments on behalf of Group	8,647,728	5,611,199	6,274,107
Insurance
Transactions and Balances with Related Parties
Payments on behalf of Group	2,717,938	3,193,137	2,490,958
Health, Safety, Quality, Environmental (HSQE) expenses
Transactions and Balances with Related Parties
Payments on behalf of Group	592,246	525,210	672,704
Other
Transactions and Balances with Related Parties
Payments on behalf of Group	$ 801,196	$ 931,952	$ 1,416,495